Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Camden Asset Management, L.P.
Address:	2049 Century Park East, Suite 330
		Los Angeles, CA  90067

13F File Number: 28-3694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John B. Wagner
Title:		Managing Partner
Phone:		310-785-1630

Signature, Place and Date of Signing:

John B. Wagner, Los Angeles, CA  02/09/04

Report Type (Check only one):

[X]	13F Holdings Report.
[   ]	13F Notice
[   ]	13F Combination Report.

List of Other Manager Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCEPCS COM                 COM              00790k109    11640   220500 SH       SOLE                                     220500
AMERICAN ELECTRIC POWER        COM              025537101      558    18300 SH       SOLE                                      18300
BAXTER INTERNATIONAL INC COM   COM              071813109     6040   197900 SH       SOLE                                     197900
CALPINE CORP COM               COM              131347106      343    71300 SH       SOLE                                      71300
CITIBANK (WEST) FSB 2ND CONT L COM              17306J301        1    10000 SH       SOLE                                      10000
CONSTELLATION BRANDS CL A      COM              21036p108     5098   154800 SH       SOLE                                     154800
CUMMINS ENGINE INC             COM              231021106    20579   420500 SH       SOLE                                     420500
DTE ENERGY COMPANY             COM              233331107     5965   151400 SH       SOLE                                     151400
HYBRIDON INC COM               COM              44860m801     1129   990265 SH       SOLE                                     990265
JOHN HANCOCK FINANCIAL SERVICE COM              41014s106     7500   200000 SH       SOLE                                     200000
NTL INC DEL COM                COM              62940m104     2673    38328 SH       SOLE                                      38328
TITAN CORP COM                 COM              888266103     2181   100000 SH       SOLE                                     100000
WELLPOINT HEALTH NETWORKS COM  COM              94973h108     1940    20000 SH       SOLE                                      20000
EMMIS COMMUNICATIONS CORP PFD  PFD CV           291525202     5342   106835 SH       SOLE                                     106835
GENERAL MOTORS CV PFD SER-B    PFD CV           370442733     7524   280000 SH       SOLE                                     280000
GENERAL MOTORS CV PFD SER-C GP PFD CV           370442717   126763  3928200 SH       SOLE                                    3928200
NATL AUSTRALIA BANK 7.875% CV  PFD CV           632525309    46688  1222200 SH       SOLE                                    1222200
OWENS ILLINOIS INC CV PFD      PFD CV           690768502     5010   157300 SH       SOLE                                     157300
U.S. RESTAURANT PROPERTIES CV  PFD CV           902971209      275    12000 SH       SOLE                                      12000
WHX CORP CV PFD SER A          PFD CV           929248201      412    83300 SH       SOLE                                      83300
AMERUS GROUP CO CV (REG)       CONV             03072mad0    21961 20500000 PRN      SOLE                                   20500000
ANN TAYLOR STORES INC CV SUB D CONV             036115ac7    20261 27150000 PRN      SOLE                                   27150000
CALPINE CORP CV SR NTS (REG)   CONV             131347ba3    30607 31192000 PRN      SOLE                                   31192000
CARNIVAL CORP CV DEB (REG)     CONV             143658an2    50552 43000000 PRN      SOLE                                   43000000
CHECKPOINT SYSTEM INC CV       CONV             162825ab9     9716  9291815 PRN      SOLE                                    9291815
COMPUTER ASSOCIATES INC CV SR  CONV             204912aq2    56027 36500000 PRN      SOLE                                   36500000
DUKE ENERGY CORP CV REG        CONV             264399ej1   118172 113980000PRN      SOLE                                  113980000
FIRST DATA CORP CV SUB NTS (RE CONV             319963ad6    79087 74000000 PRN      SOLE                                   74000000
HANOVER COMPRESS CO CV SEN NOT CONV             410768ae5     1669  1500000 PRN      SOLE                                    1500000
HASBRO INC SUB NOTE CV NTS (RE CONV             418056an7     5129  4350000 PRN      SOLE                                    4350000
HILTON HOTELS CORP CV SEN NTS  CONV             432848az2     4868  4500000 PRN      SOLE                                    4500000
L-3 COMMUNICATIONS HLDGS CV SR CONV             502424ad6     7637  7000000 PRN      SOLE                                    7000000
LIBERTY MEDIA CV DEBS (REG)    CONV             530718af2    18895 16000000 PRN      SOLE                                   16000000
LUCENT TECHNOLOGIES CV NTS SER CONV             549463ah0    68852 58318000 PRN      SOLE                                   58318000
TYCO INTL GROUP CV (REG)       CONV             902118bf4    99352 78000000 PRN      SOLE                                   78000000
WESTERN WIRELESS CV SUB NTS (R CONV             95988eaf2     1495  1000000 PRN      SOLE                                    1000000
AFFILIATED MANAGERS GROUP INC                   008252ac2    13693 14000000 PRN      SOLE                                   14000000
AMGEN INC CV NTS (REG)                          031162ae0    16219 21500000 PRN      SOLE                                   21500000
CARNIVAL CORP CV SR NTS (REG)                   143658as1    20517 29000000 PRN      SOLE                                   29000000
GENERAL MILLS INC CV NTS ZERO                   370334au8     2805  4000000 PRN      SOLE                                    4000000
LABORATORY CORP OF AMERICA (RE                  50540rac6    28725 40000000 PRN      SOLE                                   40000000
MANPOWER INC ZERO COUPON CV DE                  56418hac4     3500  5000000 PRN      SOLE                                    5000000
MASCO CORP CV (ZERO)                            574599aw6    28743 64500000 PRN      SOLE                                   64500000
WHOLE FOODS MARKET INC CV ZERO                  966837ac0    10725 15000000 PRN      SOLE                                   15000000
BANK UTD CORP LITIGATN RT CONT WT               065416117       55   458900 SH       SOLE                                     458900
CHIQUITA BRANDS INTL WTS EXP 0 WT               170032114     4626   617633 SH       SOLE                                     617633
CITIGROUP INC WTS EXP 12/31/60 WT               172967127      739   697000 SH       SOLE                                     697000